Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss) for the period	$ (8,774)	$ 5,872	$ 4,085	$ 13,496	$ (614)
Adjustment to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	24	2,126	2,645	2,519	2,642
Deferred financing fee amortization	556	209	281	23	393
Accretion of reclamation and remediation liability	357	506	675	675	694
Loss on impairment of available for sale securities	969	0
Foreign exchange loss (gain)			0	0	(33)
Stock based compensation	482	2,117	2,117	3,213	1,025
Gain on change in reclamation liability estimate			(3,032)	(666)	0
Loss (gain)on disposal of fixed assets	(22)	5	(66)	2	2
Accrued interest from reclamation trust fund	(7)	(11)
Accrued interest from restricted cash			(14)	(21)	(30)
Amortization of prepaid insurance premium	0	79	95	131	157
Gain on warrant derivative	(63)	(541)	(613)	(1,328)	4,667
Deferred income tax	(7,996)	791	1,764	4,035	0
Loss on sale of securities	407	90	141	0	0
Warrants issued on settlement of legal action			0	0	366
Gain on settlement of forward contracts			0	0	(734)
Changes in:
Concentrate settlement and other receivable	218	(486)	4,310	(1,120)	(2,316)
Inventories	367	572	198	(1,036)	(44)
Prepaid expenses and other assets	546	(84)	(313)	(124)	(102)
Accounts payable and accrued liabilities	(2,773)	1,329	(1,809)	1,970	(908)
Net cash provided (used) by operating activities	(15,709)	12,574	10,464	21,769	5,165
Cash flows from investing activities:
Purchase of plant and equipment	(247)	(5,234)	(6,670)	(2,679)	(4,582)
Proceeds from the sale of short term investments	4,596	0
Other long term assets	0	2	0	0	46
Proceeds from the sale of fixed assets	35	0	71	0	0
Proceeds from sale of available for sale securities	352	184	234	0	0
Purchase of available for sale securities	0	(52)	(337)	(2,294)	0
Purchase of short term investments	0	(142)	(198)	(9,066)	0
Net cash provided (used) in investing activities	4,736	(5,242)	(6,900)	(14,039)	(4,536)
Cash flows from financing activities:
Proceeds from the issuance of common stock, net			559	1,075	8,256
Repayment of debt			0	0	(2,151)
Proceeds from the exercise of options and warrants, net	120	549
Repayment of capital leases and note payable	(748)	(593)	(1,223)	(624)	(623)
Deferred financing fees			0	(861)	0
Net cash used by financing activities	(628)	(44)	(664)	(410)	5,482
Effects of foreign exchange on cash held in foreign currencies			0	0	33
Net increase (decrease) in cash and cash equivalents	(11,601)	7,288	2,900	7,320	6,144
Cash and cash equivalents, beginning of period	18,986	16,086	16,086	8,766	2,622
Cash and cash equivalents, end of period	7,385	23,374	18,986	16,086	8,766
Supplementary cash flow information:
Cash paid for interest			209	105	219
Cash paid for income taxes			450	59	0
Non cash transactions:
Common stock issued for services	0	85	85	65	0
Acquisition of plant and equipment under capital lease	0	2,735	2,735	0	332
Warrants reclassified from derivative liability			0	3,314	0
Common stock issued on exchange of shares			0	1,213	0
Common stock reclassified from temporary equity to common stock			0	676	0
Reduction of reclamation and remediation liability and offset to mineral property, plant, and equipment			0	0	914
Shares issued to settle accounts payable			0	0	359
Debt repayment from settlement of forward contracts			0	0	734
Warrants issued on settlement of legal action			$ 0	$ 0	$ 366